Securitization Transactions	9 Months Ended
Dec. 31, 2011
Securitization Transactions
6.	Securitization Transactions

The Company and its subsidiaries have securitized various financial assets such as direct financing lease receivables, installment loans (commercial mortgage loans, housing loans and other) and investment in securities.

In the securitization process, these financial assets are transferred to various vehicles (the “SPEs”), such as trusts and special-purpose companies that issue beneficial interests of the securitization trusts and securities backed by the financial assets to investors. The cash flows collected from these assets transferred to the SPEs are then used to repay these asset-backed beneficial interests and securities. As the transferred assets are isolated from the Company and its subsidiaries, the investors and the SPEs have no recourse to other assets of the Company and its subsidiaries in cases where the debtors or the issuers of the transferred financial assets fail to perform under the original terms of those financial assets. The Company and its subsidiaries often retain interests in the SPEs in the form of the beneficial interest of the securitization trusts. Those interests that continue to be held include interests in the transferred assets and are often subordinate to other tranche(s) of the securitization. Those beneficial interests that continue to be held by the Company and its subsidiaries are subject to credit risk, interest rate risk and prepayment risk on the securitized financial assets. With regards to these subordinated interests that the Company and its subsidiaries retain, they are subordinated to the senior investments and are exposed to different credit and prepayment risks, since they first absorb the risk of the decline in the cash flows from the financial assets transferred to the SPEs for defaults and prepayment of the transferred assets. If there is any excess cash remaining in the SPEs after payment to investors in the securitization of the contractual rate of returns, most of such excess cash is distributed to the Company and its subsidiaries for payments of the subordinated interests.

Until March 31, 2010, the Company and its subsidiaries did not consolidate qualified special-purpose entities (“QSPEs”) meeting certain requirements and the Company and its subsidiaries accounted for the transfer of financial assets to QSPEs as a sale when control over the financial assets was surrendered.

From April 1, 2010, the Company and its subsidiaries apply Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”)). This Update removes the concept of a QSPE and removes the exception from applying ASC 810-10 (“Consolidation—Variable Interest Entities”) to variable interest entities that are QSPEs. This Update also modifies the financial-components approach used in former ASC 860 (“Transfers and Servicing”) and limits the circumstances in which a transferor derecognizes a portion or component of a financial asset. As a result, many SPEs for securitization which had not been consolidated because they met QSPE criteria have been consolidated in accordance with Accounting Standards Update 2009-17 ((ASC810 (“Consolidation”)). For further information, see Note 7 “Variable Interest Entities”.

During the nine months ended December 31, 2010 and nine months ended December 31, 2011, there was no securitization transaction accounted for as a sale. During the three months ended December 31, 2010 and three months ended December 31, 2011, there was no securitization transaction accounted for as a sale.

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2011 and December 31, 2011, and quantitative information about net credit loss for the nine months ended December 31, 2011 and for the three months ended December 31, 2011 are as follows:

	Millions of yen
	Total principal amount of receivables		Principal amount of receivables more than 90 days past-due and impaired loans
	March 31, 2011	December 31, 2011	March 31, 2011	December 31, 2011
Direct financing lease	830,853	839,630	22,787	20,120
Installment loans	2,983,164	2,741,097	322,068	290,727
Assets recorded on the balance sheet	3,814,017	3,580,727	344,855	310,847
Direct financing lease sold on securitization	12,651	5,779	—	—
Total assets managed together or sold on securitization	¥3,826,668	¥3,586,506	¥344,855	¥310,847

	Millions of yen
	Credit loss
	Nine months ended December 31, 2010	Nine months ended December 31, 2011	Three months ended December 31, 2010	Three months ended December 31, 2011
Direct financing lease	5,676	5,225	1,709	2,245
Installment loans	31,259	23,238	11,447	5,320
Assets recorded on the balance sheet	36,935	28,463	13,156	7,565
Direct financing lease sold on securitization	—	—	—	—
Total assets managed together or sold on securitization	¥36,935	¥28,463	¥13,156	¥7,565

A certain subsidiary originates and sells loans into the secondary market, while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The servicing assets related to those servicing activities are included in other operating assets and the balances of these servicing assets as of March 31, 2011 and December 31, 2011 were ¥11,577 million and ¥10,877 million, respectively. During the nine months ended December 31, 2011, the servicing assets were increased by ¥1,892 million mainly from loans sold with servicing retained and decreased by ¥1,834 million mainly from amortization and by ¥758 million from the effects of changes in foreign exchange rates. The fair value of the servicing assets as of March 31, 2011 and December 31, 2011 were ¥14,093 million and ¥12,635 million, respectively.